Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Accounts Receivable

Accounts receivable consisted of the following at (in thousands):

	December 31,
	2016	2015
Accounts receivable	$12,112	$14,583
Less allowance for doubtful accounts, and product returns	(940)	(528)

Total	$11,172	$14,055

Reconciliation of Change in Estimated Allowance for Doubtful Accounts, and Product Returns

The following table provides a reconciliation of the change in estimated allowance for doubtful accounts, and product returns for the years ended December 31, 2016, 2015 and 2014 (in thousands):

Allowance for doubtful accounts
Balance at December 31, 2013	$218
Provision for doubtful accounts and return reserves	188
Write-offs and adjustments, net of recoveries	(153)

Balance at December 31, 2014	$253

Provision for doubtful accounts and return reserves	70
Write-offs and adjustments, net of recoveries	(102)

Balance at December 31, 2015	$221

Provision for doubtful accounts and return reserves	632
Write-offs and adjustments, net of recoveries	(118)

Balance at December 31, 2016	$735

Summary of Property and Equipment

Property and equipment consisted of the following at (in thousands):

	December 31,
	2016	2015
Leasehold improvements	$8,851	$7,781
Computer equipment and software	7,844	6,599
Office furniture and equipment	4,185	3,898
Manufacturing and scientific equipment	16,785	12,793

	37,665	31,071
Less accumulated depreciation and amortization	(19,256)	(15,545)

Total	$18,409	$15,526

Summary of Capitalized Patents

 The following represents the capitalized patents at December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Gross amount	$3,247	$3,247
Accumulated amortization	(1,463)	(1,137)

Total	$1,784	$2,110

Weighted average remaining amortization period (in months)	66	78